OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Material income and expense [abstract]
Summary of Operating Expenses
Sales and marketing expenses

	Year ended December 31,
	2023	2022	2021
People costs	22,334	17,587	8,362
Employees' bonuses related to acquisition	368	628	—
External marketing expenses	6,083	4,126	2,070
External content	3,666	3,166	1,031
Amortization of intangible assets	521	5,949	1,817
Share-based payment expense	359	417	524
Other	2,000	1,867	263
Total sales and marketing expenses	35,331	33,740	14,067
Technology expenses

	Year ended December 31,
	2023	2022	2021
People costs	7,541	5,077	3,296
Software and subscriptions	1,131	671	219
Depreciation of property and equipment	—	—	46
Amortization of intangible assets	885	419	129
Share-based payment expense	42	20	—
Other	688	577	257
Total technology expenses	10,287	6,764	3,947
General and administrative expenses

	Year ended December 31,
	2023	2022	2021
People costs	10,802	7,981	4,044
Share-based payment and related expenses	3,386	2,777	1,471
Legal and consultancy fees	3,901	4,177	2,590
Secondary offering related costs (Note 11)	733	—	—
Acquisition related costs	821	539	520
Initial offering related costs	—	—	963
Employees’ bonuses related to offering (Note 11)	201	—	1,085
Insurance	581	655	384
Short-term leases	567	441	382
Amortization of right-of-use assets	436	401	279
Depreciation of property and equipment	246	190	130
Other	2,617	2,358	1,166
Total general and administrative expenses	24,291	19,519	13,014